Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits

Current:
	December 31, 2014	December 31, 2013
Prepaid insurance and deposits	$968	$1,076
Prepaid lease payments	537	880
Prepaid interest	748	196
	$2,253	$2,152

Long term:
	December 31, 2014	December 31, 2013
Prepaid lease payments (note 11(a))	$1,953	$1,274